Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
YieldMax AAPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.61%
YieldMax AI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(14.39%)
YieldMax AMD Option Income Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(16.65%)
YieldMax AMZN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	35.90%
YieldMax COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.11%
YieldMax DIS Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.73%
YieldMax GOOGL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.96%
YieldMax JPM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.76%
YieldMax META Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	44.06%
YieldMax MRNA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(59.33%)
YieldMax MSFT Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.16%
YieldMax NFLX Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	66.96%
YieldMax NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	115.87%
YieldMax PYPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	44.69%
YieldMax SQ Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.41%
YieldMax TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	29.51%	50.24%
YieldMax XOM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.90%